Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total	Noncontrolling Interests in Consolidated Subsidiary	Total Equity
Balance at Jun. 30, 2018	$ 492	$ 14,563,102	$ (13,163,531)	$ 1,400,063
Balance shares at Jun. 30, 2018	4,922,650
Issuance of shares in exchange for cash	$ 110	9,999,890		10,000,000
Issuance of shares in exchange for cash, shares	1,099,376
Net loss			(1,695,683)	(1,695,683)
Balance at Sep. 30, 2018	$ 602	24,562,992	(14,859,214)	9,704,380
Balance shares at Sep. 30, 2018	6,022,026
Balance at Jun. 30, 2018	$ 492	14,563,102	(13,163,531)	1,400,063
Balance shares at Jun. 30, 2018	4,922,650
Net loss				(6,580,157)
Balance at Mar. 31, 2019	$ 602	24,562,992	(19,743,688)	(4,819,906)
Balance shares at Mar. 31, 2019	6,022,026
Balance at Sep. 30, 2018	$ 602	24,562,992	(14,859,214)	9,704,380
Balance shares at Sep. 30, 2018	6,022,026
Net loss			(2,394,371)	(2,394,371)
Balance at Dec. 31, 2018	$ 602	24,562,992	(17,253,585)	7,310,009
Balance shares at Dec. 31, 2018	6,022,026
Net loss			(2,490,103)	(2,490,103)
Balance at Mar. 31, 2019	$ 602	24,562,992	(19,743,688)	(4,819,906)
Balance shares at Mar. 31, 2019	6,022,026
Balance at Jun. 30, 2019	$ 1,059	47,325,421	(25,566,746)	21,759,734		$ 21,759,734
Balance shares at Jun. 30, 2019	10,589,746
Cash received in connection with exercise of warrants	$ 37	4,242,417		4,242,454		4,242,454
Cash received in connection with exercise of warrants, shares	368,910
Stock-based compensation		161,165		161,165		161,165
Net loss			(2,846,071)	(2,846,071)		(2,846,071)
Balance at Sep. 30, 2019	$ 1,096	51,729,003	(28,412,817)	23,317,282		23,317,282
Balance shares at Sep. 30, 2019	10,958,656
Balance at Jun. 30, 2019	$ 1,059	47,325,421	(25,566,746)	21,759,734		21,759,734
Balance shares at Jun. 30, 2019	10,589,746
Net loss				(12,634,762)
Balance at Mar. 31, 2020	$ 1,286	69,916,857	(38,100,333)	31,817,810	4,762,258	36,580,068
Balance shares at Mar. 31, 2020	12,856,302
Balance at Sep. 30, 2019	$ 1,096	51,729,003	(28,412,817)	23,317,282		23,317,282
Balance shares at Sep. 30, 2019	10,958,656
Cash received in connection with exercise of warrants		4,611		4,611		4,611
Cash received in connection with exercise of warrants, shares	401
Stock-based compensation		331,485		331,485		331,485
Forfeitures of restricted shares	$ (3)	3
Forfeitures of restricted shares, shares	(37,572)
Net loss			(4,338,536)	(4,338,536)		(4,338,536)
Balance at Dec. 31, 2019	$ 1,093	52,065,102	(32,751,353)	19,314,842		19,314,842
Balance shares at Dec. 31, 2019	10,921,485
Common shares issued in exchange for interest in consolidated subsidiary	$ 195	17,549,805		17,550,000		17,550,000
Common shares issued in exchange for interest in consolidated subsidiary, Shares	1,950,000
Noncontrolling interests in acquired subsidiary					4,863,433	4,863,433
Stock-based compensation		301,948		301,948		301,948
Forfeitures of restricted shares	$ (2)	2
Forfeitures of restricted shares, shares	(15,183)
Net loss			(5,348,980)	(5,450,155)	(101,175)	(5,450,155)
Balance at Mar. 31, 2020	$ 1,286	$ 69,916,857	$ (38,100,333)	$ 31,817,810	$ 4,762,258	$ 36,580,068
Balance shares at Mar. 31, 2020	12,856,302